Warrants - Series 3 Growth Warrants (Details) - USD ($) $ in Thousands	1 Months Ended
	Oct. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2022	Dec. 31, 2020
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Warrant liabilities				$ 3,730	$ 11,500
Sale of Private Placement Warrants (in shares)				24,333,365	522,009
Warrants and Rights Subject to Mandatory Redemption | Series 3 Growth redeemable convertible preferred stock -"Series 3 Growth"
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Warrant issued as percentage of shares of capital stock outstanding			2.70%
Warrants expiration term			30 days
Proceeds from sale of equity investment		$ 50,000	$ 50,000
Warrant liabilities	$ 6,000				$ 4,600
Gain on warrant liability extinguishment	$ 200
Warrants outstanding		478,828
Warrants and Rights Subject to Mandatory Redemption | Series 3 Growth redeemable convertible preferred stock -"Series 3 Growth" | Minimum [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Warrant liabilities			$ 4,700
Warrants and Rights Subject to Mandatory Redemption | Series 4 Growth Redeemable Convertible Preferred Stock Options [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Warrants expiration term		1 year